INVENTORIES, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
INVENTORIES, NET
Raw materials	¥ 97,266		¥ 282,939
Work in process	130,536		224,013
Finished goods	794,121		742,375
Inventories, net	¥ 1,021,923	$ 148,165	¥ 1,249,327